Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 12: DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS
Forward Freight Agreements (FFAs)

Drybulk shipping FFAs generally have the following characteristics: they cover periods from one month to one year; they can be based on time charter rates or freight rates on specific quoted routes; they are executed between two parties and give rise to a certain degree of credit risk depending on the counterparties involved and they are settled monthly based on publicly quoted indices.

At December 31, 2013 and December 31, 2012, none of the “mark-to-market” positions of the open dry bulk FFA contracts, qualified for hedge accounting treatment. Drybulk FFAs traded by the Company that do not qualify for hedge accounting are shown at fair value through the statements of comprehensive (loss)/ income.
The net losses from FFAs recorded in the statement of comprehensive (loss)/ income amounted to $260, $196 and $165, for the years ended December 31, 2013, 2012 and 2011, respectively.
During each of the years ended December 31, 2013, 2012 and 2011, the changes in net unrealized (losses)/gains on FFAs amounted to $(69), $(124) and $289, respectively.

Fair value of financial instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates their fair value. The senior and ship mortgage notes are fixed rate borrowings and their fair value, which was determined based on quoted market prices, is indicated in the table below.
Capital leases: The capital leases are fixed rate obligations and their carrying amounts approximate their fair value as indicated in the table below.

Loan receivable from affiliate company: The carrying amount of the floating rate loan approximates its fair value.

Long-term receivable from affiliate companies: The carrying amount of the floating rate payable approximates its fair value.

           Accounts receivable, net: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and because there were no significant changes in interest rates. All amounts that are assumed to be uncollectable are written off and/or reserved.
Accounts payable: The carrying amounts of accounts payable reported in the balance sheet approximates their fair value due to the short-term nature of these accounts payable and because there were no significant changes in interest rates.
Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the balance sheet represents unrealized gains and losses on these securities, which are reflected directly in equity unless an unrealized loss is considered “other-than-temporary”, in which case it is transferred to the statements of comprehensive (loss)/ income.
Forward freight agreements: The fair value of forward freight agreements is the estimated amount that the Company would receive or pay to terminate the agreement at the reporting date by obtaining quotes from brokers or exchanges.
The estimated fair values of the Company's financial instruments are as follows:

	December 31,2013		December 31, 2012
	BookValue	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$187,831	$187,831	$257,868	$257,868
Restricted cash	$2,041	$2,041	$24,704	$24,704
Accounts receivable, net	$86,219	$86,219	$85,721	$85,721
Investments in available-for-sale securities	$7,660	$7,660	$559	$559
Forward Freight Agreements, net	$—	$—	$1,275	$1,275
Long-term receivable from affiliate companies	$5,144	$5,144	$57,701	$57,701
Loan receivable from affiliate companies	$2,660	$2,660	$35,000	$35,000
Accounts payable	$(51,692)	$(51,692	$(63,921)	$(63,921)
Capital lease obligations, including current portion	$(23,759)	$(23,759)	$(25,112)	$(25,112)
2017 Notes and 2022 Notes including premium and net of discount	$(1,293,156)	$(1,326,897)	$(1,034,141)	$(973,940)
Long term debt, including current portion	$(218,093)	$(218,093)	$(324,071)	$(324,071)

The following tables set forth our assets and liabilities that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets and liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

Fair Value Measurements as of December 31, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$ 7,660	$ 7,660	$ —	$ —
Total	$ 7,660	$ 7,660	$ —	$ —

Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$ 1,275	$ 1,275	$ —	$ —
Investments in available-for-sale securities	559	559	—	—
Total	$ 1,834	$ 1,834	$ —	$ —

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2013 and December 31, 2012.

Fair Value Measurements at December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 187,831	$ 187,831	$ —	$ —
Restricted cash	$ 2,041	$ 2,041	$ —	$ —
Senior and ship mortgage notes, net of discount	$(1,326,897)	$ (1,326,897)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (23,759)	$ —	$ (23,759)	$ —
Long-term debt, including current portion(1)	$ (218,093)	$ —	$ (218,093)	$ —
Due from related companies, long-term	$ 2,660	$ —	$ 2,660	$ —
Due from affiliate companies, long-term(2)	$ 5,144	$ —	$ 5,144	$ —

Fair Value Measurements at December 31, 2012
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 257,868	$ 257,868	$ —	$ —
Restricted cash	$ 24,704	$ 24,704	$ —	$ —
Senior and ship mortgage notes, net of discount	$ (973,940)	$ (973,940)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (25,112)	$ —	$ (25,112)	$ —
Long-term debt, including current portion(1)	$ (324,071)	$ —	$ (324,071)	$ —
Loan receivable from affiliate company(2)	$ 35,000	$ —	$ 35,000	$ —
Due from affiliate companies, long term(2)	$ 57,701	$ —	$ 57,701	$ —

(1	)The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from affiliate company and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.